Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of RSAs activity under the 2020 Plan
		Weighted average
	Number of RSAs*	grant date fair value*
Unvested, January 1, 2021	-	-
Granted	61,200	75.60
Vested	-	-
Forfeited	(7,333)	75.60
Unvested, December 31, 2021	53,867	75.60
Granted	172,333	31.06
Vested	(60,534)	37.67
Forfeited	(32,600)	54.55
Unvested, December 31, 2022	133,066	40.34

*	Retrospectively adjusted for the effect of the Reverse Stock Split on November 20, 2022. See Note 12.